Total revenue and income - Summary of Disaggregation of Revenue by Major Service Lines (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major service lines
Brokerage commission	R$ 504,644	R$ 288,819	R$ 1,288,135	R$ 861,068	R$ 639,615
Securities placement	348,174	160,391	1,154,786	631,949	401,402
Management fees	255,049	140,858	1,035,224	527,644	221,936
Insurance brokerage fee	29,226	18,548	106,438	56,713	29,167
Educational services	25,700	13,750	97,986	42,653	18,682
Other services	94,085	43,709	275,467	160,409	111,647
Revenue before Sales Taxes and Contributions on Revenue	1,256,878	666,075	3,958,036	2,280,436	1,422,449
(-) Sales taxes and contributions on revenue	(104,932)	(66,828)	(362,264)	(225,887)	(138,833)
Revenue	R$ 1,151,946	R$ 599,247	R$ 3,595,772	R$ 2,054,549	R$ 1,283,616